Revenue Recognition - Summary of Revenues recognized by geographic region (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Financial Statement Caption	$ 37,143	$ 31,543	$ 139,396	$ 116,568	$ 109,976
Product revenue [Member]
Disaggregation of Revenue [Line Items]
Financial Statement Caption	36,758	31,193	137,598	114,640	108,315
Service revenue [Member]
Disaggregation of Revenue [Line Items]
Financial Statement Caption	385	350	1,798	1,928	1,661
US | Product revenue [Member]
Disaggregation of Revenue [Line Items]
Financial Statement Caption	36,690	31,162	137,349	114,557	108,176
US | Service revenue [Member]
Disaggregation of Revenue [Line Items]
Financial Statement Caption	384	350	1,798	1,928	1,661
All Others | Product revenue [Member]
Disaggregation of Revenue [Line Items]
Financial Statement Caption	68	31	249	83	139
All Others | Service revenue [Member]
Disaggregation of Revenue [Line Items]
Financial Statement Caption	$ 1	$ 0	$ 0	$ 0	$ 0